CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss from operations	$ (14,558,000)	$ (22,753,000)
Other income (loss):
Loss before provision for income taxes	(21,928,000)	(26,291,000)
Provision for income taxes	(541,000)	(121,000)
Net loss	$ (22,469,000)	$ (26,412,000)
Weighted average number of common shares used in computing net loss per common share - basic	128,459,102	92,958,570
Weighted average shares outstanding, diluted	128,459,102	92,958,570
Basic net (loss) income per share	$ (0.17)	$ (0.31)
Diluted net (loss) income per share	$ (0.17)	$ (0.31)
CONCORD ACQUISITION CORP III
Operating costs, net	$ 4,867,708	$ 1,172,506
Loss from operations	(4,867,708)	(1,172,506)
Other income (loss):
Income from operating bank account	3,335
Income from cash and investments held in trust account	6,795,482	5,091,197
Recovery of offering costs attributable to warrant liability	372,678
Change in fair value of warrant liability and sponsor loans	(2,913,800)	21,332,800
Total other income, net	4,257,695	26,423,997
Loss before provision for income taxes	(610,013)	25,251,491
Provision for income taxes	(1,385,741)	(995,207)
Net loss	$ (1,995,754)	$ 24,256,284
CONCORD ACQUISITION CORP III | Class A common stock subject to possible redemption
Other income (loss):
Weighted average number of common shares used in computing net loss per common share - basic	14,374,778	34,500,000
Weighted average shares outstanding, diluted	14,374,778	34,500,000
Basic net (loss) income per share	$ (0.09)	$ 0.56
Diluted net (loss) income per share	$ (0.09)	$ 0.56
CONCORD ACQUISITION CORP III | Class A and B common stock
Other income (loss):
Weighted average number of common shares used in computing net loss per common share - basic	8,625,000	8,625,000
Weighted average shares outstanding, diluted	8,625,000	8,625,000
Basic net (loss) income per share	$ (0.09)	$ 0.56
Diluted net (loss) income per share	$ (0.09)	$ 0.56